Interests in unconsolidated structured entities (Narrative) (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Sponsored [Member] | Non Existence Of Interest [Member]
Disclosure Of Unconsolidated Structured Entities [Line Items]
Assets transferred to client vehicles by UBS, at time of transfer	$ 500	$ 1,000
Assets transferred to client vehicles by third parties, at time of transfer	500	3,000
Total closing net asset value of sponsored investment funds	44,000	38,000
Interests in Investment funds represented on balance sheet
Disclosure Of Unconsolidated Structured Entities [Line Items]
Assets held by the unconsolidated structured entities in which UBS had an interest	118	95
Interests in Investment funds not represented on balance sheet
Disclosure Of Unconsolidated Structured Entities [Line Items]
Assets held by the unconsolidated structured entities in which UBS had an interest	$ 356,000	$ 336,000